Business Combinations	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Business Combinations
28.	Business combinations
On 3 August 2021, the Group acquired 100% equity interest of iProperty.com Malaysia Sdn. Bhd., Brickz Research Sdn. Bhd., IPGA Management Services Sdn. Bhd., Kid Ruang Yu Co., Ltd., Prakard IPP Co., Ltd. and iProperty (Thailand) Co., Ltd., collectively known as “Panama”. The acquisition has significantly increased the Group’s market share in this industry in Malaysia and Thailand. The principal activities of the Panama entities are providing advertising, real estate marketing, business management and consultancy services.
Details of the purchase consideration, the assets acquired and liabilities assumed and the effects on the cash flows of the Group, at the acquisition date, are as follows:

(a)	Purchase consideration

$’000
Equity instruments (636,815 ordinary shares of the parent company issued)	248,637

Consideration transferred for the business	248,637

(a)	Purchase consideration (continued)

The fair value of the 636,815 new ordinary shares issued as the consideration paid for Panama was determined based on the estimated equity value implied by a share subscription agreement dated 23 July 2021 (Note 29(a)) adjusted for a discount for lack of marketability.

(b)	Effect on cash flows of the Group

$’000
Cash paid (Note (a) above)	—
Add: Cash and cash equivalents in subsidiaries acquired	3,722

3,722

(c)	Identifiable assets acquired and liabilities assumed

At fair value
$’000
Cash at bank	3,722
Plant and equipment (Note 15)	1,023
Acquired computer software (Note 14(c) and Note (f) below)	23
Internally developed computer software (Note 14(d) and Note (f) below)	9,832
Property data (Note 14(f) and Note (f) below)	73
Trademarks, brand and domain names (Note 14(b) and Note (f) below)	4,859
Development cost in progress (Note 14(e) and Note (f) below)	1,136
Right-of-use assets (Note 16)	1,003
Trade and other receivables (Note (e) below)	4,188

Total assets	25,859

Lease liabilities	1,050
Deferred revenue	3,761
Current income tax (Note 10 (b))	706
Provision for reinstatement costs (Note 22)	151
Deferred tax liabilities (Note 21)	1,393
Trade and other payables	4,011

Total liabilities	11,072

Total identifiable net assets	14,787

Add: Goodwill (Note 14(a) and Note (g) below)	233,850

Consideration transferred for the business	248,637

(d)	Acquisition-related costs
Acquisition-related costs of $7,883,000 are included in “legal and professional expenses” in the consolidated statements of comprehensive income and in operating cash flows in the consolidated statements of cash flows for the financial year ended 31 December 2021.

(e)	Acquired receivables
The fair value and gross contractual amount of trade and other receivables is $4,188,000. There are no contractual cash flows not expected to be collected.

(f)	Fair values
The fair value of the acquired identifiable intangible assets of $23,000 (acquired computer software), $9,832,000 (internally developed computer software), $73,000 (property data), $4,859,000 (trademarks, brand and domain names) and $1,136,000 (development cost in progress)were finalised during the year. No adjustments were required to be recognised other than currency translation differences.

(g)	Goodwill
The goodwill of $233,850,000 arising from the acquisition is attributable to future revenue growth, synergies with the existing business and the ability to better monetise the brand through existing channels.

(h)	Revenue and profit contribution
The Panama business contributed revenue of $6,011,000 and net loss of $7,546,000 to the Group for the period from 3 August 2021 to 31 December 2021.
Had Panama been acquired from 1 January 2021, the Group’s consolidated revenue and consolidated loss for the year ended 31 December 2021 would have been $109,596,000 and $196,028,000 respectively.
On 8 December 2020, the Group acquired 100% equity interest of MyProperty Data Sdn Bhd (“MPD”). The principal activity of the MPD is to test, inspect and provide consultancy services to property and other industries.